Employment costs (Tables)	12 Months Ended
Dec. 31, 2024
Employment costs [Abstract]
Employment Costs
	2024	2023	2022
	A$’000	A$’000	A$’000
Salaries and wages	126,995	82,108	47,302
Short term incentives	15,408	9,413	4,025
Sales commissions	7,997	7,167	3,113
Share-based payment charge	19,660	8,786	8,114
Superannuation	2,597	1,798	1,270
Non-Executive Directors’ fees	853	577	661
	173,510	109,849	64,485